Condensed Financial Information of the Company (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2013 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2013 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2009 Prc Subsidiary and Vies [Member] CNY
ASSETS
Cash and cash equivalents	$ 43,633	267,796	$ 26,866	164,890	93,771	358,228	737,825	$ 48	295	$ 367	2,252	13,627	17,346	88,640
Prepayments and other current assets	29,792	182,844		280,911	132,585			105	645		7,720	7,968
Investment in subsidiaries and variable interest entities								88,731	544,577		1,446,657	1,452,256
Total assets	596,550	3,661,256		5,231,595	8,044,125			88,884	545,518		1,456,629	1,473,850
Liabilities
Accrued expenses and other liabilities	75,461	463,137		344,094	493,914			1,635	10,037		7,613	34,122
Total liabilities	393,447	2,414,732		2,648,491	5,399,042			1,635	10,037		7,613	34,122
Shareholders’ equity
Shares capital (par value US$0.0000001 per share; 450,000,000,000 ordinary and 50,000,000,000 preferred shares authorized; 110,766,600 ordinary shares issued and outstanding at June 30, 2011, June 30, 2012 and June 30, 2013)	0	0		0	0
Additional paid-in capital	370,140	2,271,698		2,275,099	2,271,492			370,380	2,273,170		2,275,099	2,271,491
Accumulated other comprehensive loss	(26,007)	(159,618)		(98,678)	(123,425)			(26,034)	(159,784)		(97,843)	(123,187)
Accumulated deficit	(257,097)	(1,577,904)		(728,240)	(708,576)			(257,097)	(1,577,905)		(728,240)	(708,576)
Total shareholders’ equity	87,249	535,482		1,449,015	1,439,728			87,249	535,481		1,449,016	1,439,728
Total liabilities and shareholders’ equity	$ 596,550	3,661,256		5,231,595	8,044,125			$ 88,884	545,518		1,456,629	1,473,850